INVENTORIES, NET	12 Months Ended
Dec. 31, 2020
INVENTORIES, NET
INVENTORIES, NET

6.    INVENTORIES, NET

	As of December 31,
	2019	2020
	RMB	RMB	US$

Raw materials	258,912	121,600	18,635
Packaging and other supplies	105,231	132,593	20,322
Pre-made food and beverage items	21,401	21,375	3,276
	385,544	275,568	42,233